Subordinated liabilities	6 Months Ended
Jun. 30, 2025
Subordinated liabilities [abstract]
Subordinated liabilities	Subordinated liabilities

	Half year ended 30.06.25	Year ended 31.12.24
	£m	£m
Opening balance as at 1 January	41,875	35,903
Issuances	5,379	11,222
Redemptions	(2,371)	(5,067)
Other	(1,662)	(183)
Closing balance	43,221	41,875

Designated at fair value (Note 5)	550	537
Total subordinated liabilities	43,771	42,412
Issuances of £5,379m comprise £4,710m intra-group loans from Barclays PLC and £669m EUR 4.616% Fixed Rate Resetting Subordinated Callable Notes issued to Barclays PLC.
Redemptions of £2,371m comprise £2,256m intra-group loans from Barclays PLC and £115m SGD 3.750% Fixed Rate Resetting Subordinated Callable Notes issued to Barclays PLC.

Other movements predominantly comprise foreign exchange movements and fair value hedge adjustments.